SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

EQUITY INCENTIVES

In January 2022, the Company awarded a total of 6,100,000 restricted stock awards in incentive compensation consisting of 4,600,000 RSUs to executive officers and directors and 1,500,000 RSUs awarded to employees.

WARRANTS ISSUED

In January 2022, the Company issued warrants to a consultant for services rendered to purchase 25,000 shares of the Company’s common stock vested over two years. The warrants have an exercise price representing 20% below the prior business day’s closing price when the holder elects to exercise.

NOTE 15 – SUBSEQUENT EVENTS

STEPHENSON SETTLEMENT

On July 14, 2021, the Company entered into a settlement agreement regarding the aforementioned Stephenson legal dispute which settled all matters between the Company and the former owners of the Mission entities. The agreement provided for the full payment of all amounts due to the Company and allowed the Stephensons to sell the shares subject to a leak-out period. The agreement was filed with the Court and a settlement payment of approximately $905,000 was received by the Company which will be recognized in the first quarter of fiscal year 2022. The Company is monitoring the sales of shares and as of the date hereof, the Stephensons have complied with the leak-out provisions. Please see Note 11 – Legal Contingencies for additional detail.

STARSTONE SETTLEMENT

In July 2021, the Company settled a legal dispute with a former employee for $115,000 and payment was subsequently made. The cost of the settlement was fully accrued in the fiscal year ending June 30, 2021.

LEASE AGREEMENT

In September 2021, Troika Services, Inc. extended the terms of the existing Englewood Cliffs, NJ lease agreement and relocated to a larger office space within the same building. The lease agreement was extended five years and the lease expense was increased to $8,389 per month increasing 3% annually.

APPOINTMENT OF BOARD OF DIRECTOR

On July 1, 2021, the Company appointed its General Counsel and Secretary Michael Tenore to serve as a Board of Director of Mission Media, LTD and Mission Media Holdings, LTD.

REDEEEM NAME CHANGE

In July 2021, the name of Redeeem Acquisition Corp was formally changed to Troika IO, Inc.

REDEEEM SHARES ISSUED RELATING TO ACQUISITION

In August 2021, the Company issued 452,929 shares of common stock to Redeeem’s employees as per the asset purchase agreement dated May 21, 2021. Valued at $1,210,000 at $2.6715 per share, the balance was recorded as a stock payable on June 30, 2021.

REDEEEM SHARES ISSUED RELATING TO DEFERRED COMPENSATION

 In August 2021, the Company issued 3,623,433 shares of common stock to Redeeem’s employees as per the escrow agreement dated May 21, 2021 relating to the acquisition.  Vested over three years and valued at $9,680,000 at $2.6715 per share, the balance was recorded as deferred compensation on June 30, 2021.  The shares are currently being held in an escrow account and subject to the vesting schedule in the escrow agreement.

REDEEEM STOCK OPTIONS ISSUED

 In July 2021, the Company issued options to the employees of Troika IO, as per the asset purchase agreement dated May 21, 2021, to purchase 383,500 shares of the Company’s common stock for $2.61 per share.  Valued at $500,000, the options were subject to a three-year vesting period.  The asset purchase agreement allows the President of Troika IO to distribute up to 650,000 in options to its employees; however to date the remaining options have not been issued.